Share-based Compensation (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021
Share-based Compensation (Details) [Line Items]
Stock-based compensation expense, plan modification cost (in Dollars)	$ 1.1	$ 2.2
Unrecognized compensation cost (in Dollars)		$ 72.7
Unrecognized compensation cost, expected period for recognition		1 year 7 months 28 days
2013 Stock Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Capital shares reserved for future issuance (in Shares)		20.6
2013 Stock Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation (Details) [Line Items]
Exercise price, percent of fair market value		100.00%
Term of award		ten years
2013 Stock Incentive Plan [Member] | Stock Options [Member] | Vesting Period Two [Member]
Share-based Compensation (Details) [Line Items]
Vesting period		3 years
2013 Stock Incentive Plan [Member] | Incentive Stock Options to 10% or More Stockholder [Member]
Share-based Compensation (Details) [Line Items]
Exercise price, percent of fair market value		110.00%
Term of award		five years
2013 Stock Incentive Plan [Member] | Options Granted Generally Vest Twenty-Five Percent [Member] | Vesting Period One [Member]
Share-based Compensation (Details) [Line Items]
Vesting period		1 year
2021 Equity Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Number of shares authorized (in Shares)		11.9
Period to increase of authorized shares		10 years
Percentage of outstanding stock, annual increase		4.00%
Number of shares authorized, maximum amount (in Shares)		35.7
Percentage of initial shares reserved for issuance		300.00%
2021 ESPP [Member]
Share-based Compensation (Details) [Line Items]
Capital shares reserved for future issuance (in Shares)		4.8
Period to increase of authorized shares		10 years
Percentage of outstanding stock, annual increase		1.00%
Number of shares authorized, maximum amount (in Shares)		9.5
Percentage of initial shares reserved for issuance		200.00%